RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Account receivables - related party	$ 1,906,101
Fujian Zhongqing Shoulashou Educational Technical Ltd
Account receivables - related party	$ 1,906,101